Taxes	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
TAXES

NOTE 11 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands

Deen Global is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Jenyd is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, Jenyd did not generate any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2022, 2021, and 2020, and accordingly no provision for Hong Kong profits tax was made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays, or exemptions may be granted on a case-by-case basis. The Company’s subsidiary Xinjiang United Family and its three branch offices are incorporated in the PRC. During the years ended December 31, 2022, 2021, and 2020, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Issues Related to the Implementation of Inclusive Income Tax Reduction and Exemption Policy for Small and Low Profit Enterprises issued by the State Administration of Taxation on January 18, 2019, from January 1, 2019 to December 31, 2021, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the portion between RMB1 million and RMB3 million is subject to a reduced rate of 10%. Furthermore, according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of its taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%.

The UFG entities are individually-owned businesses, which are not subject to the EIT Law of the PRC, but the Individual Income Tax. The Measures for Individual Income Tax Calculation of Individual Industrial and Commercial Households, or the “Measures,” were adopted by the State Administration of Taxation on December 19, 2014 and promulgated on December 27, 2014, and amended on June 15, 2018. According to Article 7 of the Measures, for the income from production and operation of individually-owned businesses, the amount of taxable income shall be the balance of the total income of each tax year after deducting costs, expenses, taxes, losses and other expenditures, and allowable compensation for losses in previous years. Income tax for an individually-owned business can generally be assessed on an actual basis or a deemed basis, which the UFG entities apply. Therefore, income tax for the UFG entities is levied as a fixed-rate income tax at 1% of TNI as assessed by the local tax authority. According to Announcement No. 12 [2021] of the State Taxation Administration, the tax rate is reduced by half to 0.5% during the period from January 1, 2021 to December 31, 2022. For the year ended December 31, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. For the year ended December 31, 2020, 11 of these UFG entities were subject to income tax assessed at 1% of TNI that ranged from RMB33,000 to RMB120,000 per month. The rest of these UFG entities were exempted from paying income tax. During the years ended December 31, 2022, 2021, and 2020, the total tax exemption of the UFG entities were $15,711, $15,001, and $3,480, respectively. As of December 31, 2022, the tax years ended December 31, 2018 through December 31, 2022 for the Company’s UFG entities remain open for statutory examination by PRC tax authorities. In addition, the TNI and tax rate of the Company’s UFG entities are subject to periodical reassessment by the local tax authority. If the local tax authority determined that income tax for the UFG entities should be levied at a higher TNI or higher tax rate, the Company would be obligated to pay additional income tax for the UFG entities. Along with the continuing growth of business, the Company expects that the tax rates of these UFG entities are likely to increase in the future in the annual assessment based on the past performance.

United States

The Company’s subsidiaries in the U.S. are subject to a U.S. federal corporate income tax rate of 21%.

The components of the income tax provision were as follows:

For the Years Ended December 31,
	2022	2021	2020
Current tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	9,547	16,277	14,584
United States	-	-	-
	$9,547	$16,277	$14,584
Deferred tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
United States	-	-	-
	-	-	-
Income tax provisions	$9,547	$16,277	$14,584

The Company’s deferred tax assets, net were comprised of the following:

	December 31, 2022	December 31, 2021
Net operating loss	$2,500,664	$1,802,625
Total deferred tax assets	2,500,664	1,802,625
Valuation allowance	(2,500,664)	(1,802,625)
Deferred tax assets, net	$-	$-

The Company’s operations in the U.S. incurred a cumulative net operating loss (“NOL”) which may reduce future federal taxable income. As of December 31, 2021, the cumulative NOL was $9,695,396. During the year ended December 31, 2022, the U.S. operations incurred an additional NOL of $2,212,526, resulting in a cumulative NOL of $11,907,922 as of December 31, 2022, among which approximately $2,882,465 will expire in 2037 and the remaining balance is carried forward indefinitely.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not its deferred tax assets could not be realized due to uncertainty on future earnings in the U.S. operations. The Company provided a 100% allowance for its deferred tax assets as of December 31,2022 and 2021, respectively.

Income / (loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	For the Years Ended December 31,
	2022	2021	2020
PRC	$933,868	$2,044,086	$1,491,960
US	(2,212,526)	(1,521,040)	(1,641,405)
Total Income (Loss) before Income Taxes	$(1,278,658)	$(523,046)	$149,445

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended December 31, 2022, 2021, and 2020 are as follows:

	For the Years Ended December 31,
	2022	2021	2020
Income tax expense (benefit) computed based on PRC statutory rate	$(319,664)	$130,761	$(37,361)
Favorable tax rate and tax exemption impact in PRC entities (a)	(223,920)	(494,744)	(358,406)
Effect of rate differential for U.S. subsidiaries	88,501	60,842	65,656
Change in valuation allowance	464,630	319,418	344,695
Actual income tax provision	$9,547	$16,277	$14,584

(a)	During the years ended December 31, 2022 and 2021, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 2.5%. During the year ended December 31, 2020, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 5.0%. For the year ended December 31, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. During the year ended December 31, 2020, 11 of the UFG entities were subject to income tax assessed at 1% of TNI ranging from RMB33,000 to RMB120,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2022, 2021, and 2020, the tax saving as the result of the favorable tax rates and tax exemption amounted to $223,920, $494,744, and $358,406, respectively, and per share effect of the favorable tax rate and tax exemption was $0.02, $0.05, and $0.04, respectively.

(b)	Taxes payable

Taxes payable consisted of the following:

	December 31, 2022	December 31, 2021
Income tax payable (recoverable)	$(3,404)	$1,463
Value added tax payable	93,924	4,850
Other taxes payable	40,207	24,526
Total taxes payable	$130,727	$30,839